Taxation	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Taxation
14. Taxation

	Six Months Ended June 30,
	2026	2025
	$	$
Reconciliation of the tax expense
(Loss) / income for the period before tax	(7,034,206)	2,065,048
Income before tax multiplied by the standard rate of corporation tax in the Isle of Man of 0% (2025: 0%)	-	-

Effects of:
Other permanent differences	309,258	373,873
Movement in deferred tax not recognized	1,060,883	1,316,755
Adjustment in respect of prior periods	58,504	-
Difference in overseas tax rates	(1,536,913)	(1,871,444)
Total	(108,268)	(180,816)
Lifezone operates across various jurisdictions with different corporate income tax rates, including the Isle of Man (0%), United Kingdom (25%), Tanzania (30%) and Australia (30%). Each subsidiary applied the domestic tax rates of its country of incorporation.
Lifezone has recognized a deferred tax income of $108,268 during the six months ended June 30, 2026, (six months ended June 30, 2025: $180,816). As at June 30, 2026, the deferred tax liability is $195,481 (December 31, 2025: deferred tax liability $303,749).
The following table summarizes the components of deferred tax:

	June 30, 2026	December 31, 2025
	$	$
Short term timing differences	-	29,650
Accelerated capital allowances	(618,385)	(659,596)
Tax losses	484,797	321,635
ROU liabilities	(61,893)	4,562
Net deferred tax liability	(195,481)	(303,749)
Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.
Unrecognized Deferred Tax Assets
Deferred tax assets are recognized only to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it is probable that future taxable profits will be available, against which the unrecognized deferred tax assets can be used. During our assessment and the review of the tax returns of Lifezone group entities for the year ended December 31, 2025, management assessed that the earlier unrecognized pre-trading capital expenses at Kabanga Nickel Limited and certain adjustments in Tembo Nickel Corporation Limited do not represent a potential future temporary difference, leading to management to exclude these amounts from the table below. In addition, we are now showing the trading losses of LZ Services Limited and Kabanga Nickel Limited as trading losses, separately from pre-trading losses of all other subsidiaries.
As at June 30, 2026, there are gross unused tax losses and other deductible temporary differences of $54,212,145 (December 31, 2025: $50,334,123) mainly arising from accumulated tax losses associated with the Kabanga Nickel Project. Deferred tax assets have not been recognized on unused tax losses and other deductible temporary differences as Lifezone’s mining operation remains in the exploration and evaluation phase. Consequently, management considers that future taxable profits are not sufficiently probable at the balance sheet date against which the deferred income tax asset can be recovered fully.
Unused tax losses and temporary differences for which no deferred tax asset has been recognized are as follows:

	June 30, 2026	December 31, 2025 (As restated)[1]
	$	$
Accelerated capital deductions	4,357	1,254
Short term timing differences	242,463	293,196
Pre-trading tax losses	5,898,610	5,645,504
Trading tax losses	48,066,715	44,394,169
Total gross unused tax losses and temporary differences	54,212,145	50,334,123
1As at December 31, 2025 the audited consolidated financial statements previously disclosed gross unused tax losses and temporary differences of $98.96 million, comprised of the following components: Accelerated capital deductions of $(50.49) million, pre-trading capital expenses $50.97 million and pre-trading tax losses $98.49 million. The amount previously disclosed has been restated for the following reasons:
•During our assessment and the review of the tax returns of Lifezone entities for the year ended December 31, 2025, management assessed that the earlier unrecognized pre-trading capital expenses of $50.97 million at Kabanga Nickel Limited do not represent a potential future temporary difference, leading us to exclude these amounts from unrecognized deferred tax assets.
•Following an audit by the TRA of the corporation tax return of TNCL for the year ended December 31, 2024, in which the TRA disallowed capital allowances claimed in respect of exploration and evaluation assets, management revised TNCL's corporation tax return for the year ended December 31, 2025 to exclude capital allowances on exploration and evaluation assets, such that no temporary difference arises in respect of these assets. As a result accelerated capital deductions and corresponding tax losses have been adjusted by approximately $50 million.
•We are now showing the trading losses of LZ Services Limited and Kabanga Nickel Limited as trading losses, separately from pre-trading losses of all other subsidiaries.